Cover	Jun. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-52046
Entity Registrant Name	HOUSTON WIRE & CABLE COMPANY
Entity Central Index Key	0001356949
Entity Tax Identification Number	36-4151663
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10201 North Loop East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77029
City Area Code	713
Local Phone Number	609-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HWCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false